Equity-Based Compensation - Summary of Transaction Pool Restricted Stock Units (Details) - Transaction Pool RSUs	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance (in Shares) | shares	0
Granted (in Shares) | shares	6,990,474
Vested (in Shares) | shares	(1,441,375)
Forfeited (in Shares) | shares	(98,495)
Ending Balance (in Shares) | shares	5,450,604
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, Beginning Balance (in Dollars per Share) | $ / shares	$ 0
Weighted Average Grant Date Fair Value, Granted (in Dollars per Share) | $ / shares	13.97
Weighted Average Grant Date Fair Value, Vested (in Dollars per Share) | $ / shares	13.97
Weighted Average Grant Date Fair Value, Forfeited (in Dollars per Share) | $ / shares	13.97
Weighted Average Grant Date Fair Value, Ending Balance (in Dollars per Share) | $ / shares	$ 13.97